GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA (Tables)	12 Months Ended
Dec. 31, 2012
GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA [Abstract]
Schedule of Revenues by Geographic Area and Major Customer
	Year ended December 31,
	2010	2011	2012

Product sales

Israel	$16	$120	$129
Far East (excluding Japan)	1,176	713	701
Europe	6,055	10,370	9,146
North and South America	1,590	1,635	2,442
Africa and Middle East	16	864	2,052
Japan	312	347	833

	9,165	14,049	15,303

Service revenues

Israel	52	54	48
Far East (excluding Japan)	1,848	2,258	2,580
Europe	8,260	10,111	10,790
North and South America	1,236	1,247	1,595
Africa and Middle East	67	103	112
Japan	1,134	851	902

	12,597	14,624	16,027

Total revenues	$21,762	$28,673	$31,330

Schedule of Long-Lived Assets within Geographic Areas
	Year ended December 31,
	2010	2011	2012

UK	$4,074	$4,009	$4,192
Israel	2,131	2,135	2,135
Other	168	194	171

Total Long-lived assets:	$6,373	$6,338	$6,498